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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657

                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2008 through April 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                Pioneer Equity
                Income Fund
--------------------------------------------------------------------------------
                Semiannual Report | April 30, 2009
--------------------------------------------------------------------------------

                Ticker Symbols:
                Class A   PEQIX
                Class B   PBEQX
                Class C   PCEQX
                Class R   PQIRX
                Class Y   PYEQX
                Class Z   PEZQX

                [LOGO]PIONEER
                      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              9
Prices and Distributions                      10
Performance Update                            11
Comparing Ongoing Fund Expenses               17
Schedule of Investments                       19
Financial Statements                          27
Notes to Financial Statements                 37
Trustees, Officers and Service Providers      44

                   Pioneer Equity Income Fund | Semiannual Report | 4/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Equity Income Fund | Semiannual Report | 4/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                   Pioneer Equity Income Fund | Semiannual Report | 4/30/09    3

Portfolio Management Discussion | 4/30/09

The final few months of 2008 and the first few months of 2009 were a tumultuous period for the market, as the severe market collapse at the end of 2008 was briefly halted by a rally late in the first quarter of 2009 when markets appeared to stabilize somewhat. The market movements were caused as much by speculation about new U.S. government programs and actions as by fundamental corporate or economic news. In the following interview, John Carey, who manages the Pioneer Equity Income Fund, discusses the markets and other factors in the performance of the Fund during the six-month period ended April 30, 2009.

Q The past six months have seen extraordinary volatility in the equity markets, as the severe economic downturn of late 2008 continued into early 2009, then appeared to abate, at least temporarily, towards the end of the first quarter, following the massive U. S. government intervention in the private economy. How did Pioneer Equity Income Fund fare during that very up-and-down time for the markets?

A While losses declined from the previous six-month period, the half-year ended April 30, 2009, was still a very difficult period. Pioneer Equity Income Fund's Class A shares had a total return of -15.16% at net asset value for the six months ended April 30, 2009. During the same period, the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), returned -13.27%, and the average return for the 316 funds in Lipper's Equity Income category was -9.06%. Much of the Fund's underperformance came late in the period, when our sharp underweight in the struggling financial services sector kept us from participating in the dramatic rally in that sector that began during the second week of March.

     The assistance offered by the U.S. government to the financial sector, starting last spring with the Federal Reserve's (the Fed's) intervention in the acquisition of Bear Stearns by JPMorgan Chase and continuing with the Troubled Assets Relief Program (TARP) organized by the U. S. Treasury in the fall of 2008, has been quite dramatic. At the same time, it has been hard to factor into our traditional securities analysis, in which we focus on the business strengths of companies and their self-sustaining financial characteristics. An expectation instead that at any moment "the cavalry might ride to the rescue" rather throws all of our careful calculations and estimates into the air. It has been especially vexing that companies cutting or even eliminating their dividends have sometimes seen their share prices skyrocket in what have been called "relief rallies": relief over the possibility that the companies might actually survive and that the cash they have "saved" by not paying it out to shareholders in dividends might facilitate that survival. As

4 Pioneer Equity Income Fund | Semiannual Report | 4/30/09 we move forward through the rest of the year, we shall be making greater efforts to understand the effects of a more activist government not only on the financial sector but also potentially on the health care, automotive, and other sectors.

Q Please discuss sector exposures for the Fund, as well as stock selections, and explain recent performance in more detail.

A The stock-selection criteria for Pioneer Equity Income Fund center on dividend payments, with emphasis on companies that have long paid dividends and raised dividends regularly over time. We have generally sold companies that have reduced or eliminated dividends. Over the last couple of months of the six-month period ended April 30, 2009, those criteria kept us out of some of the stocks in the recovering financial sector that rose the most, and indeed the largest single contributor to the Fund's underperformance versus the Russell Index benchmark was our stock selection in that sector. It was, for us, a strange period, reminiscent of other new bull markets in their very early stages, in which the most beaten-up stocks sometimes go up the most. Eventually, investors re-focus on earnings. Also, for us, there are occasionally opportunities to invest in the recovering stocks as we become comfortable, through our patient, fundamental analysis, that the companies themselves, and not just their stocks, are coming back to life and prosperity.

     Aside from the issue with our investments in the financial sector, the Fund suffered from stock selections in the consumer and health care sectors. In consumer, Campbell Soup was a weak performer, and in health care, the Fund did not own Wyeth, which received a premium takeover offer from Pfizer. In industrials, Gorman-Rupp declined, and in materials, Dow Chemical went down, though other stocks we held in those sectors did relatively well, including PACCAR and Emerson Electric in industrials and Valspar and Air Products and Chemicals in materials. The strongest positive contributor to the Fund's performance during the six-month period was, in fact, stock selection in industrials.

Q Talk a little more about your approach to dividends at a time when many companies are reducing them.

A We have always regarded dividends favorably. They have been to us an indication of management discipline and concern for shareholders. Dividends have also been sources of income for re-investment and a cash cushion against some of the worst ravages of the bear market. Finally we have found that companies able to pay a dividend over an extended period of time and at rising rates have usually had the underlying earnings and cash flow growth that investors demand from attractive investments. In short, we have thought dividends were an indicator of potentially above-average long-term performance.

                   Pioneer Equity Income Fund | Semiannual Report | 4/30/09    5

     The current environment, then, fills us with concern. Many companies have now taken adverse action on their dividends, some under pressure from the Federal government (those receiving TARP funds) and others out of concern about the severity of the economic downturn. In addition, the new administration has signaled that the 15% maximum Federal tax rate on qualified dividends that has been in effect since 2003 may either be allowed to expire in 2010 or eliminated early. Surely the government will be looking at tax increases to cover the growing budget deficits, and higher taxes on dividends might change the dividend-paying habits of companies. Prior to 2003, many companies placed more emphasis on share repurchase and strategic acquisitions than on dividends as uses for cash reserves they had built up. We are watching the situation closely, but we do still think that the dividend-paying record of a company is not a bad place to start in one's analysis of a company.

Q What new purchases did you make in the portfolio during the six months ended April 30, 2009, and which positions did you eliminate?

A First, on the subject of dividends, we added shares of Sysco, a food distributor. In May, just after the end of the six-month period covered by this report, Sysco declared its 158th consecutive quarterly dividend. In all, we added 13 positions to the portfolio in the period, all of them good dividend payers, and eliminated 15 positions. The additions were a mix of companies we regarded as more cyclical, and thus likely to do well when the economy comes back, and ones we regarded as more defensive, in case the economic downturn proves protracted. But also in the cyclical companies we have sought strong finances. In that category we would put Parker Hannifin, leader in fluid power systems for industrial customers; Lowe's, home-improvement retailer; and Analog Devices, specialist in the design and manufacture of integrated circuits for electronics manufacturers. Among the more defensive companies, we would list Baxter International, supplier of many blood-related products; Procter & Gamble, prominent consumer-products manufacturer; Bristol-Myers Squibb, worldwide pharmaceutical developer and marketer; and Nationwide Health Properties, operator of health care facilities, including assisted-living and long-term care establishments. We also added to the portfolio Reed Elsevier, publisher of scientific and other books and journals; Cincinnati Financial, life and property-and-casualty insurer; Alexandria Real Estate Equities, provider of scientific-laboratory and office space; Regency Centers, owner and manager of grocery-store-anchored retail centers; and FPL Group, supplier of electricity to 4 1/2 million customers in Florida, as well as an independent power generator.

6    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

     Liquidations numbered 15. They were in some cases companies that had cut their dividends or that we thought were at risk of doing so. In other cases they were companies that we thought had more limited prospects for growth than companies we wanted to buy. Finally there were companies about which we had developed fundamental doubts with respect to their business models and competitive capabilities. The liquidations included Dow Chemical, Alcoa, Teck Resources, Weyerhaeuser, United Technologies, General Electric, CBS, New York Times, Wells Fargo, Bank of America, Cedar Shopping Centers, Equity Residential, Kimco Realty, Applied Materials, and AT&T.

Q With world markets and economies still sputtering and with a new U. S. administration proposing government spending on an almost unprecedented scale, what is your outlook for the months ahead?

A Despite the difficult economic situation, consumers are regaining confidence, as evidenced by surveys; and the housing market is beginning to find its footing. We have seen some stabilization in the financial sector, even if engineered and funded by the Federal government. We are also starting to hear corporate managements say moderately more hopeful things about their businesses, though there are other managements that state they have seen no improvement at all. Unemployment may continue to rise as business confidence takes longer to rebuild than consumer confidence. As for all of the new government spending, we must confess it worries us. We do not know how it can all be funded, save by much higher taxes, which would slow the economy, or by extraordinary increases in Federal borrowing, which would tend to drive up interest rates (also bad for the economy), or by running the printing presses, which would create inflation (likewise generally bad for the economy). So we keep our weather-eye on Washington, while we watch, with our other eye, the developments in the business world. Time will tell how much of the government spending takes place. We tend to think that officials will be realistic in the end and limit spending plans to what is feasible, but we cannot say there are not risks arising in the fiscal sphere.

     We would note, however, that the market is still quite depressed relative to where it was at its peak in the fall of 2007. Many individual shares remain at fractions of their all-time highs. So we would suggest that lots of doom and gloom and dire forecasts remain "priced into" stocks. A rally that began in early March 2009, a few weeks before the end of the six-month period covered in this report, restored some value to stocks, but there is a very long way yet to go before stocks get back to where they were. We do see what we believe to be bargains every day when we look out at the market. We are making every effort to include those we regard as suitable for long-term investment in the Pioneer Equity Income Fund.

     Thank you for your continued support.

                   Pioneer Equity Income Fund | Semiannual Report | 4/30/09    7

Please refer to the Schedule of Investments on pages 19-26 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that the market forecast discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

8    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Portfolio Summary | 4/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                               85.9%
Temporary Cash Investments                       12.3%
Depositary Receipts for International Stocks      1.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Staples               18.4%
Utilities                      17.3%
Industrials                    13.2%
Financials                     11.7%
Consumer Discretionary         10.2%
Materials                       9.6%
Energy                          7.6%
Health Care                     6.1%
Telecommunication Services      3.8%
Information Technology          2.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    PACCAR, Inc.                   3.00%
 2.    Valspar Corp.                  2.85
 3.    Gorman-Rupp Co.                2.77
 4.    Questar Corp.                  2.72
 5.    PG&E Corp.                     2.59
 6.    Colgate-Palmolive Co.          2.38
 7.    NSTAR                          2.19
 8.    Johnson Controls, Inc.         2.17
 9.    Marathon Oil Corp.             2.12
10.    Chubb Corp.                    2.11

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                   Pioneer Equity Income Fund | Semiannual Report | 4/30/09    9

Prices and Distributions | 4/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

---------------------------------------
Class         4/30/09          10/31/08
---------------------------------------
  A           $ 17.78           $ 21.28
---------------------------------------
  B           $ 17.66           $ 21.14
---------------------------------------
  C           $ 17.58           $ 21.04
---------------------------------------
  R           $ 17.93           $ 21.45
---------------------------------------
  Y           $ 17.89           $ 21.41
---------------------------------------
  Z           $ 17.79           $ 21.30
---------------------------------------

Distributions per Share: 11/1/08-4/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
             Net
          Investment      Short-Term         Long-Term        Non-taxable
Class       Income       Capital Gains     Capital Gains     Distributions
--------------------------------------------------------------------------
  A         $ 0.2822          $ --              $ --              $ --
--------------------------------------------------------------------------
  B         $ 0.1912          $ --              $ --              $ --
--------------------------------------------------------------------------
  C         $ 0.2038          $ --              $ --              $ --
--------------------------------------------------------------------------
  R         $ 0.2520          $ --              $ --              $ --
--------------------------------------------------------------------------
  Y         $ 0.3277          $ --              $ --              $ --
--------------------------------------------------------------------------
  Z         $ 0.3240          $ --              $ --              $ --
--------------------------------------------------------------------------

10    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Performance Update | 4/30/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2009)
--------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------
10 Years                                  0.02%          -0.57%
5 Years                                  -1.07           -2.23
1 Year                                  -36.21          -39.88
--------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2009)
--------------------------------------------------------------------
                                         Gross            Net
--------------------------------------------------------------------
                                          1.10%           1.10%
--------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

           Pioneer Equity     Russell 1000
             Income Fund       Value Index

4/99           $9,425            $10,000
                8,931              9,612
4/01           10,130             10,230
                9,658              9,830
4/03            8,047              8,551
                9,963             10,797
4/05           11,429             12,300
               13,201             14,552
4/07           16,006             17,192
               14,804             15,650
4/09            9,444              9,514

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    11

Performance Update | 4/30/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2009)
------------------------------------------------------------------
                                         If             If
Period                                   Held           Redeemed
------------------------------------------------------------------
10 Years                                 -0.82%          -0.82%
5 Years                                  -1.93           -1.93
1 Year                                  -36.80          -39.28
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2009)
------------------------------------------------------------------
                                          Gross           Net
------------------------------------------------------------------
                                          1.96%           1.96%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Equity     Russell 1000
                 Income Fund       Value Index

4/99              $10,000            $10,000
                    9,402              9,612
4/01               10,578             10,230
                   10,007              9,830
4/03                8,270              8,551
                   10,154             10,797
4/05               11,544             12,300
                   13,219             14,552
4/07               15,890             17,192
                   14,572             15,650
4/09                9,210              9,514

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

12    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Performance Update | 4/30/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2009)
------------------------------------------------------------------
                                         If             If
Period                                   Held           Redeemed
------------------------------------------------------------------
10 Years                                 -0.80%          -0.80%
5 Years                                  -1.84           -1.84
1 Year                                  -36.72          -36.72
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2009)
------------------------------------------------------------------
                                          Gross           Net
------------------------------------------------------------------
                                          1.87%           1.87%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Equity     Russell 1000
                 Income Fund      Value Index

4/99              $10,000           $10,000
                    9,388             9,612
4/01               10,559            10,230
                    9,979             9,830
4/03                8,247             8,551
                   10,128            10,797
4/05               11,525            12,300
                   13,205            14,552
4/07               15,889            17,192
                   14,584            15,650
4/09                9,229             9,514

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    13

Performance Update | 4/30/09                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of April 30, 2009)
------------------------------------------------------------------
                                         If             If
Period                                   Held           Redeemed
------------------------------------------------------------------
10 Years                                 -0.27%          -0.27%
5 Years                                  -1.24           -1.24
1 Year                                  -36.34          -36.34
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2009)
------------------------------------------------------------------
                                          Gross           Net
------------------------------------------------------------------
                                          1.39%           1.39%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Equity     Russell 1000
                 Income Fund       Value Index

4/99               $10,000           $10,000
                     9,429             9,612
4/01                10,643            10,230
                    10,096             9,830
4/03                 8,370             8,551
                    10,356            10,797
4/05                11,863            12,300
                    13,683            14,552
4/07                16,557            17,192
                    15,287            15,650
4/09                 9,731             9,514

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

14    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Performance Update | 4/30/09                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2009)
------------------------------------------------------------------
                                         If             If
Period                                   Held           Redeemed
------------------------------------------------------------------
10 Years                                  0.44%           0.44%
5 Years                                  -0.66           -0.66
1 Year                                  -35.91          -35.91
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2009)
------------------------------------------------------------------
                                          Gross           Net
------------------------------------------------------------------
                                          0.72%           0.72%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Equity     Russell 1000
                 Income Fund       Value Index

4/99               $10,000           $10,000
                     9,512             9,612
4/01                10,826            10,230
                    10,366             9,830
4/03                 8,681             8,551
                    10,798            10,797
4/05                12,442            12,300
                    14,429            14,552
4/07                17,565            17,192
                    16,303            15,650
4/09                10,449             9,514

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class Y shares for the period prior to the commencement of operation of Class Y shares on July 2, 1998 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception on July 2, 1998 would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    15

Performance Update | 4/30/09                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2009)
------------------------------------------------------------------
                                         If             If
Period                                   Held           Redeemed
------------------------------------------------------------------
10 Years                                  0.09%           0.09%
5 Years                                  -0.93           -0.93
1 Year                                  -35.98          -35.98
------------------------------------------------------------------

Expense Ratio
(Per prospectus dated March 1, 2009)
------------------------------------------------------------------
                                          Gross           Net
------------------------------------------------------------------
                                          0.76%           0.76%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Equity     Russell 1000
                 Income Fund       Value Index

4/99               $10,000           $10,000
                     9,477             9,612
4/01                10,750            10,230
                    10,249             9,830
4/03                 8,539             8,551
                    10,573            10,797
4/05                12,127            12,300
                    14,008            14,552
4/07                16,985            17,192
                    15,760            15,650
4/09                10,089             9,514

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on July 6, 2007 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception July 6, 2007 would have been higher than the performance shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/12 for Class Z shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

16    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on actual returns from November 1, 2008 through April 30, 2009.

----------------------------------------------------------------------------------------------------------------
Share Class                    A              B              C               R              Y              Z
----------------------------------------------------------------------------------------------------------------
Beginning Account        $ 1,000.00     $ 1,000.00     $ 1,000.00      $ 1,000.00     $ 1,000.00     $ 1,000.00
Value on 11/1/08
----------------------------------------------------------------------------------------------------------------
Ending Account Value        $848.40        $844.10        $844.90         $847.30        $850.50        $850.00
(after expenses)
on 4/30/09
----------------------------------------------------------------------------------------------------------------
Expenses Paid                 $5.73          $9.92          $9.19           $6.96          $3.40          $4.04
During Period*
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.17%, 2.01%, 1.52%, 0.74%, and 0.88%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2008 through April 30, 2009.

----------------------------------------------------------------------------------------------------------------
Share Class                    A              B              C               R              Y              Z
----------------------------------------------------------------------------------------------------------------
Beginning Account        $ 1,000.00     $ 1,000.00     $ 1,000.00      $ 1,000.00     $ 1,000.00     $ 1,000.00
Value on 11/1/08
----------------------------------------------------------------------------------------------------------------
Ending Account Value     $ 1,018.60     $ 1,014.03     $ 1,014.83      $ 1,017.26     $ 1,021.12     $ 1,020.43
(after expenses)
on 4/30/09
----------------------------------------------------------------------------------------------------------------
Expenses Paid                 $6.26         $10.84         $10.04           $7.60          $3.71          $4.41
During Period*
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.17%, 2.01%, 1.52%, 0.74%, and 0.88%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

18    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Schedule of Investments | 4/30/09 (unaudited)

-----------------------------------------------------------------------------------
Shares                                                                 Value
-----------------------------------------------------------------------------------
               COMMON STOCKS -- 99.5%
               ENERGY -- 7.6%
               Integrated Oil & Gas -- 6.6%
  182,200      Chevron Corp. (b)                                       $ 12,043,420
  307,560      ConocoPhillips                                            12,609,960
  541,600      Marathon Oil Corp.                                        16,085,520
  210,000      Royal Dutch Shell Plc (A.D.R.)                             9,592,800
                                                                       ------------
                                                                       $ 50,331,700
-----------------------------------------------------------------------------------
               Oil & Gas Storage & Transportation -- 1.0%
  520,000      Spectra Energy Corp.                                    $  7,540,000
                                                                       ------------
               Total Energy                                            $ 57,871,700
-----------------------------------------------------------------------------------
               MATERIALS -- 9.5%
               Diversified Chemical -- 1.7%
  461,400      E.I. du Pont de Nemours & Co. (b)                       $ 12,873,060
-----------------------------------------------------------------------------------
               Diversified Metals & Mining -- 1.7%
  270,000      Compass Minerals International, Inc.                    $ 13,019,400
-----------------------------------------------------------------------------------
               Industrial Gases -- 1.3%
  150,000      Air Products & Chemicals, Inc.                          $  9,885,000
-----------------------------------------------------------------------------------
               Specialty Chemicals -- 2.8%
  900,000      Valspar Corp.                                           $ 21,600,000
-----------------------------------------------------------------------------------
               Steel -- 2.0%
  157,448      Carpenter Technology Corp.                              $  3,254,450
  293,000      Nucor Corp.                                               11,922,170
                                                                       ------------
                                                                       $ 15,176,620
                                                                       ------------
               Total Materials                                         $ 72,554,080
-----------------------------------------------------------------------------------
               CAPITAL GOODS -- 12.4%
               Construction & Farm Machinery & Heavy Trucks -- 5.1%
  230,000      Caterpillar, Inc. (b)                                   $  8,183,400
  200,000      Deere & Co. (b)                                            8,252,000
  641,905      PACCAR, Inc. (b)                                          22,749,113
                                                                       ------------
                                                                       $ 39,184,513
-----------------------------------------------------------------------------------
               Electrical Component & Equipment -- 1.6%
  350,000      Emerson Electric Co.                                    $ 11,914,000
-----------------------------------------------------------------------------------
               Industrial Machinery -- 5.7%
  988,195      Gorman-Rupp Co.+(b)                                     $ 21,048,554
  303,700      Illinois Tool Works, Inc.                                  9,961,360
  150,500      Parker Hannifin Corp.                                      6,825,175
  350,000      The Timken Co.                                             5,628,000
                                                                       ------------
                                                                       $ 43,463,089
                                                                       ------------
               Total Capital Goods                                     $ 94,561,602
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    19

--------------------------------------------------------------------------
Shares                                                        Value
--------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 0.8%
               Office Services & Supplies -- 0.8%
  240,000      Mine Safety Appliances Co. (b)                 $  5,916,000
                                                              ------------
               Total Commercial Services & Supplies           $  5,916,000
--------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 2.2%
               Auto Parts & Equipment -- 2.2%
  866,800      Johnson Controls, Inc.                         $ 16,477,868
                                                              ------------
               Total Automobiles & Components                 $ 16,477,868
--------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 2.2%
               Apparel, Accessories & Luxury Goods -- 1.5%
  200,000      VF Corp. (b)                                   $ 11,854,000
--------------------------------------------------------------------------
               Household Appliances -- 0.7%
  150,000      Snap-On, Inc. (b)                              $  5,088,000
                                                              ------------
               Total Consumer Durables & Apparel              $ 16,942,000
--------------------------------------------------------------------------
               CONSUMER SERVICES -- 1.9%
               Leisure Facilities -- 1.2%
  780,697      Cedar Fair, L.P. (b)                           $  8,892,139
--------------------------------------------------------------------------
               Restaurants -- 0.7%
  100,000      McDonald's Corp.                               $  5,329,000
                                                              ------------
               Total Consumer Services                        $ 14,221,139
--------------------------------------------------------------------------
               MEDIA -- 1.8%
               Publishing -- 1.8%
  250,000      McGraw-Hill Co., Inc.                          $  7,537,500
  200,000      Reed Elsevier Plc * (A.D.R.)                      5,920,000
                                                              ------------
                                                              $ 13,457,500
                                                              ------------
               Total Media                                    $ 13,457,500
--------------------------------------------------------------------------
               RETAILING -- 2.1%
               Distributors -- 1.3%
  280,000      Genuine Parts Co. (b)                          $  9,508,800
--------------------------------------------------------------------------
               Home Improvement Retail -- 0.8%
  300,000      Lowe's Co., Inc.                               $  6,450,000
                                                              ------------
               Total Retailing                                $ 15,958,800
--------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 0.9%
               Food Distributors -- 0.9%
  300,000      Sysco Corp.                                    $  6,999,000
                                                              ------------
               Total Food & Drug Retailing                    $  6,999,000
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

-----------------------------------------------------------------------
Shares                                                     Value
-----------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 11.7%
               Packaged Foods & Meats -- 10.3%
  300,000      Campbell Soup Co. (b)                       $  7,716,000
  265,000      General Mills, Inc.                           13,432,850
  422,550      H.J. Heinz Co., Inc.                          14,544,171
  330,000      Hershey Foods Corp. (b)                       11,926,200
  280,000      Kellogg Co.                                   11,790,800
  540,000      Kraft Foods, Inc.                             12,636,000
  150,000      The J.M. Smucker Co.                           5,910,000
                                                           ------------
                                                           $ 77,956,021
-----------------------------------------------------------------------
               Soft Drinks -- 1.4%
  100,000      Coca-Cola Co.                               $  4,305,000
  131,300      PepsiCo, Inc.                                  6,533,488
                                                           ------------
                                                           $ 10,838,488
                                                           ------------
               Total Food, Beverage & Tobacco              $ 88,794,509
-----------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 5.7%
               Household Products -- 5.7%
  188,800      Clorox Co.                                  $ 10,582,240
  306,000      Colgate-Palmolive Co.                         18,054,000
  300,000      Procter & Gamble Co.                          14,832,000
                                                           ------------
                                                           $ 43,468,240
                                                           ------------
               Total Household & Personal Products         $ 43,468,240
-----------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 1.4%
               Health Care Equipment -- 1.4%
  220,000      Baxter International, Inc.                  $ 10,670,000
                                                           ------------
               Total Health Care Equipment & Services      $ 10,670,000
-----------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 4.7%
               Pharmaceuticals -- 4.7%
  306,600      Abbott Laboratories, Ltd.                   $ 12,831,210
  239,500      Bristol-Myers Squibb Co.                       4,598,400
  180,000      Eli Lilly & Co.                                5,925,600
  409,700      Merck & Co., Inc.                              9,931,128
  200,000      Pfizer, Inc.                                   2,672,000
                                                           ------------
                                                           $ 35,958,338
                                                           ------------
               Total Pharmaceuticals & Biotechnology       $ 35,958,338
-----------------------------------------------------------------------
               BANKS -- 2.1%
               Diversified Banks -- 0.9%
  400,000      U.S. Bancorp                                $  7,288,000
-----------------------------------------------------------------------
               Regional Banks -- 1.2%
  200,000      SunTrust Banks, Inc.                        $  2,888,000
  503,751      Whitney Holding Corp. (b)                      6,024,862
                                                           ------------
                                                           $  8,912,862
                                                           ------------
               Total Banks                                 $ 16,200,862
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    21

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 2.3%
               Asset Management & Custody Banks -- 2.3%
  150,000      Northern Trust Corp.                                 $  8,154,000
  250,000      T. Rowe Price Associates, Inc. (b)                      9,630,000
                                                                    ------------
                                                                    $ 17,784,000
                                                                    ------------
               Total Diversified Financials                         $ 17,784,000
--------------------------------------------------------------------------------
               INSURANCE -- 3.5%
               Property & Casualty Insurance -- 3.5%
  410,200      Chubb Corp.                                          $ 15,977,290
  200,000      Cincinnati Financial Corp.                              4,790,000
  150,000      The Travelers Co., Inc.                                 6,171,000
                                                                    ------------
                                                                    $ 26,938,290
                                                                    ------------
               Total Insurance                                      $ 26,938,290
--------------------------------------------------------------------------------
               REAL ESTATE -- 3.7%
               Office Real Estate Investment Trusts -- 0.5%
  100,000      Alexandria Real Estate Equities, Inc. (b)            $  3,648,000
--------------------------------------------------------------------------------
               Retail Real Estate Investment Trusts -- 0.8%
  173,300      Regency Centers Corp.                                $  6,490,085
--------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 2.4%
  250,000      Nationwide Health Properties, Inc.                   $  6,172,500
  350,000      Plum Creek Timber Co., Inc. (b)                        12,082,000
                                                                    ------------
                                                                    $ 18,254,500
                                                                    ------------
               Total Real Estate                                    $ 28,392,585
--------------------------------------------------------------------------------
               SEMICONDUCTORS -- 2.1%
               Semiconductors -- 2.1%
  200,000      Analog Devices, Inc.                                 $  4,256,000
  500,000      Microchip Technology, Inc. (b)                         11,500,000
                                                                    ------------
                                                                    $ 15,756,000
                                                                    ------------
               Total Semiconductors                                 $ 15,756,000
--------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 3.7%
               Integrated Telecommunication Services -- 3.7%
  100,000      Embarq Corp.                                         $  3,656,000
1,000,000      Frontier Communications Corp.                           7,110,000
  339,584      Verizon Communications, Inc.                           10,302,979
  890,847      Windstream Corp. (b)                                    7,394,030
                                                                    ------------
                                                                    $ 28,463,009
                                                                    ------------
               Total Telecommunication Services                     $ 28,463,009
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

-------------------------------------------------------------------------
Shares                                                       Value
-------------------------------------------------------------------------
               UTILITIES -- 17.2%
               Electric Utilities -- 4.9%
   740,000     Duke Energy Corp. (b)                         $ 10,219,400
   100,000     Edison International                             2,851,000
   136,600     FirstEnergy Corp.                                5,586,940
    95,000     FPL Group, Inc.                                  5,110,050
   120,900     PPL Corp.                                        3,616,119
   340,000     Southern Co.                                     9,819,200
                                                             ------------
                                                             $ 37,202,709
-------------------------------------------------------------------------
               Gas Utilities -- 6.3%
   392,100     AGL Resources, Inc.                           $ 12,221,756
   460,000     EQT Corp.                                       15,469,800
   693,200     Questar Corp.                                   20,601,904
                                                             ------------
                                                             $ 48,293,460
-------------------------------------------------------------------------
               Multi-Utilities -- 6.0%
   530,000     NSTAR (b)                                     $ 16,647,300
   529,000     PG&E Corp. (b)                                  19,636,480
   314,600     Public Service Enterprise Group, Inc.            9,387,664
                                                             ------------
                                                             $ 45,671,444
                                                             ------------
               Total Utilities                               $131,167,613
-------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $753,178,385)                           $758,553,135
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Principal
Amount ($)
-------------------------------------------------------------------------
               TEMPORARY CASH INVESTMENTS -- 14.0%
               Securities Lending Collateral -- 14.0% (c)
               Certificates of Deposit:
 2,461,622     Abbey National Plc, 1.58%, 8/13/09            $  2,461,622
 2,461,613     Bank of Nova Scotia, 1.58%, 5/5/09               2,461,613
 3,937,528     Bank of Scotland NY, 1.45%, 6/5/09               3,937,528
 4,430,923     Barclays Bank, 1.15%, 5/27/09                    4,430,923
 4,430,923     DnB NOR Bank ASA NY, 1.5%, 6/5/09                4,430,923
 4,509,695     Intesa SanPaolo S.p.A., 1.05%, 5/22/09           4,509,695
 3,692,436     Royal Bank of Canada NY, 1.44%, 8/7/09           3,692,436
 4,430,923     Svenska Bank NY, 1.48%, 7/8/09                   4,430,923
 4,923,248     CBA, 1.35%, 7/16/09                              4,923,248
 4,923,248     Societe Generale, 1.75%, 9/4/09                  4,923,248
 4,923,248     U.S. Bank NA, 1.35%, 8/24/09                     4,923,248
                                                             ------------
                                                             $ 45,125,407
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    23

-------------------------------------------------------------------------------
Principal
Amount ($)                                                         Value
-------------------------------------------------------------------------------
               Commercial Paper:
 4,923,247     Monumental Global Funding, Ltd., 1.64%, 8/17/09        4,923,247
 2,461,624     CME Group, Inc., 1.44%, 8/6/09                         2,461,624
 4,834,629     American Honda Finance Corp., 1.27%, 7/14/09           4,834,629
 4,923,248     HSBC Bank, Inc., 1.64%, 8/14/09                        4,923,248
 1,230,812     IBM, 1.47%, 9/25/09                                    1,230,812
 4,430,923     MetLife Global Funding, 1.71%, 6/12/09                 4,430,923
 4,430,923     New York Life Global, 1.37%, 9/4/09                    4,430,923
 4,184,760     Westpac Banking Corp., 0.96%, 6/1/09                   4,184,760
                                                                   ------------
                                                                   $ 31,420,166
-------------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
19,692,990     Deutsche Bank, 0.15%, 5/1/09                        $ 19,692,990
 5,196,388     Barclays Capital Markets, 0.15%, 5/1/09                5,196,388
                                                                   ------------
                                                                   $ 24,889,379
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Shares
-------------------------------------------------------------------------------
               Money Market Mutual Fund:
 4,923,248     JPMorgan U.S. Government Money Market Fund          $   4,923,248
-------------------------------------------------------------------------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $106,358,200)                                 $ 106,358,200
-------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 113.5%
               (Cost $859,536,585) (a)                             $ 864,911,335
-------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (13.5)%             $(102,740,231)
-------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $ 762,171,104
===============================================================================

(A.D.R.) American Depositary Receipt

+ Investment held by the fund representing 5% or more of the outstanding voting stock of such company.

(a) At April 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $849,173,310 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an
             excess of value over tax cost                                             $120,590,856
           Aggregate gross unrealized loss for all investments in which there is an
             excess of tax cost over value                                             (104,852,831)
                                                                                       ------------
           Net unrealized gain                                                         $ 15,738,025
                                                                                       ============

The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

(b)  At April 30, 2009, the following securities were out on loan:

     Shares      Description                               Value
      99,000     Alexandria Real Estate Equities, Inc.     $  3,611,520
     100,900     Campbell Soup Co.                            2,595,148
     227,700     Caterpillar, Inc.                            8,101,566
     271,300     Cedar Fair, L.P.                             3,090,107
     115,800     Chevron Corp.                                7,654,380
       1,700     Deere & Co.                                     70,142
     502,800     Duke Energy Corp.                            6,943,668
       5,300     E.I. du Pont de Nemours & Co.                  147,870
      31,000     Genuine Parts Co.                            1,052,760
     508,400     Gorman-Rupp Co. +                           10,828,920
      38,300     Hershey Foods Corp.                          1,384,162
     493,900     Microchip Technology, Inc.                  11,359,700
      31,300     Mine Safety Appliances Co.                     771,545
     108,100     NSTAR                                        3,395,421
     209,700     PACCAR, Inc.                                 7,431,768
      58,700     PG&E Corp.                                   2,178,944
     346,500     Plum Creek Timber Co., Inc.                 11,961,180
     218,600     T. Rowe Price Associates, Inc.               8,420,472
      97,500     Snap-On, Inc.                                3,307,200
      27,900     VF Corp.                                     1,653,633
     359,700     Whitney Holding Corp.                        4,302,012
     423,600     Windstream Corp.                             3,515,880
-----------------------------------------------------------------------
                 Total                                     $103,777,998
=======================================================================

(c)  Security lending collateral is managed by Credit Suisse.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2009 aggregated $144,580,341 and $116,820,956, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    25

The following is a summary of the inputs used as of April 30, 2009, in valuing the Fund's assets:

                                                  Investments
Valuation Inputs                                  in Securities
Level 1 -- Quoted Prices                           $758,553,135
Level 2 -- Other Significant Observable Inputs      106,358,200
Level 3 -- Significant Unobservable Inputs                   --
---------------------------------------------------------------
Total                                              $864,911,335
---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Statement of Assets and Liabilities | 4/30/09 (unaudited)

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $103,777,998)
   (cost $851,630,105)                                              $843,862,781
  Investment in securities of affiliated issuers, at value
   (cost $7,906,480)                                                  21,048,554
--------------------------------------------------------------------------------
   Total investment in securities, at value (cost $859,536,585)     $864,911,335
  Cash                                                                 1,878,306
  Receivables --
   Fund shares sold                                                    1,111,063
   Dividends                                                           1,759,494
  Other                                                                   90,883
--------------------------------------------------------------------------------
     Total assets                                                   $869,751,081
--------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                          $    923,223
   Upon return of securities loaned                                  106,358,200
  Due to affiliates                                                      229,566
  Accrued expenses                                                        68,988
--------------------------------------------------------------------------------
     Total liabilities                                              $107,579,977
--------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                   $960,775,630
  Undistributed net investment income                                 12,026,834
  Accumulated net realized loss on investments                      (216,006,110)
  Net unrealized gain on investments                                   5,374,750
--------------------------------------------------------------------------------
     Total net assets                                               $762,171,104
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $524,799,621/29,524,284 shares)                 $      17.78
  Class B (based on $46,443,830/2,629,325 shares)                   $      17.66
  Class C (based on $69,640,537/3,960,827 shares)                   $      17.58
  Class R (based on $59,185,858/3,301,852 shares)                   $      17.93
  Class Y (based on $61,910,022/3,460,845 shares)                   $      17.89
  Class Z (based on $191,236/10,752 shares)                         $      17.79
MAXIMUM OFFERING PRICE:
  Class A ($17.78 [divided by] 94.25%)                              $      18.86
================================================================================

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    27

Statement of Operations (unaudited)

For the Six Months Ended 4/30/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $50,400)
   (including income from affiliated issuers of $197,639)     $17,595,467
  Income from securities loaned, net                              589,135
--------------------------------------------------------------------------------------------
     Total investment income                                                   $  18,184,602
--------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                             $ 2,280,356
  Transfer agent fees
   Class A                                                        479,569
   Class B                                                        105,226
   Class C                                                         64,120
   Class R                                                          3,695
   Class Y                                                          4,455
   Class Z                                                             88
  Distribution fees
   Class A                                                        672,853
   Class B                                                        260,965
   Class C                                                        372,355
   Class R                                                        142,882
  Shareholder communications expense                              447,385
  Administrative fees                                             182,813
  Custodian fees                                                   21,225
  Registration fees                                                51,468
  Professional fees                                                56,510
  Printing expense                                                 30,265
  Fees and expenses of nonaffiliated trustees                      17,994
  Miscellaneous                                                    45,439
--------------------------------------------------------------------------------------------
     Total expenses                                                            $   5,239,663
     Less fees paid indirectly                                                        (2,086)
--------------------------------------------------------------------------------------------
     Net expenses                                                              $   5,237,577
--------------------------------------------------------------------------------------------
       Net investment income                                                   $  12,947,025
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                             $(170,866,361)
--------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                 $  20,877,785
--------------------------------------------------------------------------------------------
  Net loss on investments                                                      $(149,988,576)
--------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                         $(137,041,551)
============================================================================================

The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Statements of Changes in Net Assets

For the Six Months Ended 4/30/09 and the Year Ended 10/31/08

--------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                4/30/09             Year Ended
                                                                (unaudited)         10/31/08
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                           $  12,947,025       $  29,977,817
Net realized loss on investments                                 (170,866,361)        (46,325,098)
Change in net unrealized (gain) loss on investments                20,877,785        (386,285,177)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations         $(137,041,551)      $(402,632,458)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.28 and $0.67 per share, respectively)            $  (8,386,547)      $ (21,469,714)
   Class B ($0.19 and $0.44 per share, respectively)                 (549,649)         (1,641,787)
   Class C ($0.20 and $0.47 per share, respectively)                 (841,986)         (2,217,613)
   Class R ($0.25 and $0.62 per share, respectively)                 (791,729)         (1,604,652)
   Class Y ($0.33 and $0.77 per share, respectively)                 (711,153)           (479,297)
   Class Z ($0.32 and $0.76 per share, respectively)                   (2,402)             (2,541)
Net realized gain:
   Class A ($0.00 and $1.81 per share, respectively)                       --         (58,022,033)
   Class B ($0.00 and $1.81 per share, respectively)                       --          (7,250,041)
   Class C ($0.00 and $1.81 per share, respectively)                       --          (8,556,663)
   Class R ($0.00 and $1.81 per share, respectively)                       --          (3,902,964)
   Class Y ($0.00 and $1.81 per share, respectively)                       --            (569,956)
   Class Z ($0.00 and $1.81 per share, respectively)                       --              (5,293)
Tax return of capital:
   Class A ($0.00 and $0.06 per share, respectively)                       --          (1,837,869)
   Class B ($0.00 and $0.04 per share, respectively)                       --            (132,551)
   Class C ($0.00 and $0.04 per share, respectively)                       --            (186,558)
   Class R ($0.00 and $0.05 per share, respectively)                       --            (145,254)
   Class Y ($0.00 and $0.07 per share, respectively)                       --             (50,846)
   Class Z ($0.00 and $0.07 per share, respectively)                       --                (236)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $ (11,283,466)      $(108,075,868)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $ 150,443,638       $ 283,606,912
Reinvestment of distributions                                       9,732,527          93,824,570
Cost of shares repurchased                                       (137,680,411)       (413,610,641)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                         $  22,495,754       $ (36,179,159)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets                                   $(125,829,263)      $(546,887,485)
NET ASSETS:
Beginning of period                                               888,000,367       1,434,887,852
--------------------------------------------------------------------------------------------------
End of period                                                   $ 762,171,104       $ 888,000,367
--------------------------------------------------------------------------------------------------
Undistributed net investment income                             $  12,026,834       $  10,363,275
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    29

------------------------------------------------------------------------------------------------------
                                   '09 Shares        '09 Amount         '08 Shares         '08 Amount
                                   (unaudited)       (unaudited)
------------------------------------------------------------------------------------------------------
Class A
Shares sold                           4,581,057     $83,933,936             6,473,245     $177,530,067
Reinvestment of distributions           402,732       7,403,543             2,505,107       73,189,535
Less shares repurchased              (5,500,993)    (98,890,154)          (11,076,135)    (302,251,218)
------------------------------------------------------------------------------------------------------
   Net decrease                        (517,204)    $(7,552,675)           (2,097,783)    $(51,531,616)
------------------------------------------------------------------------------------------------------
Class B
Shares sold                             182,911     $ 3,326,135               401,954     $ 10,993,041
Reinvestment of distributions            24,145         444,519               247,024        7,200,546
Less shares repurchased                (724,613)    (12,789,730)           (1,595,953)     (43,496,226)
------------------------------------------------------------------------------------------------------
   Net decrease                        (517,557)    $(9,019,076)             (946,975)    $(25,302,639)
------------------------------------------------------------------------------------------------------
Class C
Shares sold                             619,649     $11,415,686               717,069     $ 19,582,553
Reinvestment of distributions            29,965         546,755               255,636        7,411,306
Less shares repurchased                (884,372)    (15,402,188)           (1,587,472)     (42,360,145)
------------------------------------------------------------------------------------------------------
   Net decrease                        (234,758)    $(3,439,747)             (614,767)    $(15,366,286)
------------------------------------------------------------------------------------------------------
Class R
Shares sold                             624,114     $11,397,380                   719     $     20,336
Reinvestment of distributions            41,753         771,527                    14              374
Less shares repurchased                (374,107)     (6,791,386)                 (115)          (3,279)
------------------------------------------------------------------------------------------------------
   Net increase                         291,760     $ 5,377,521                   618     $     17,431
------------------------------------------------------------------------------------------------------
Class Y
Shares sold                           2,282,847     $40,202,468             1,450,558     $ 40,479,999
Reinvestment of distributions            31,203         564,728               187,969        5,520,424
Less shares repurchased                (214,732)     (3,775,742)             (645,440)     (17,734,298)
------------------------------------------------------------------------------------------------------
   Net increase                       2,099,318     $36,991,454               993,087     $ 28,266,125
------------------------------------------------------------------------------------------------------
Class Z
Shares sold                               9,023     $   168,033             1,280,588     $ 35,000,916
Reinvestment of distributions                81           1,455                17,499          502,385
Less shares repurchased                  (1,896)        (31,211)             (281,251)      (7,765,475)
------------------------------------------------------------------------------------------------------
   Net increase                           7,208     $   138,277             1,016,836     $ 27,737,826
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

30    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Financial Highlights

--------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended             Year
                                                           4/30/09           Ended
                                                           (unaudited)       10/31/08
--------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $   21.28       $  33.10
--------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $    0.33       $   0.75
 Net realized and unrealized gain (loss) on investments          (3.55)        (10.03)
--------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $   (3.22)      $  (9.28)
Distributions to shareowners:
 Net investment income                                           (0.28)         (0.67)
 Net realized gain                                                  --          (1.81)
 Tax return of capital                                              --          (0.06)
--------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   (3.50)      $ (11.82)
--------------------------------------------------------------------------------------
Net asset value, end of period                               $   17.78       $  21.28
======================================================================================
Total return*                                                   (15.16)%       (29.99)%
Ratio of net expenses to average net assets+                      1.25%**        1.11%
Ratio of net investment income to average net assets+             3.55%**        2.67%
Portfolio turnover rate                                             15%**          19%
Net assets, end of period (in thousands)                     $ 524,800       $639,388
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.25%**        1.10%
 Net investment income                                            3.55%**        2.68%
======================================================================================

-------------------------------------------------------------------------------------------------------------
                                                            Year           Year         Year        Year
                                                            Ended          Ended        Ended       Ended
                                                            10/31/07       10/31/06     10/31/05    10/31/04
-------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $   33.53      $ 29.23      $ 26.91     $ 23.57
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $    0.69      $  0.68      $  0.61     $  0.52
 Net realized and unrealized gain (loss) on investments           2.50         5.36         2.31        3.30
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $    3.19      $  6.04      $  2.92     $  3.82
Distributions to shareowners:
 Net investment income                                           (0.73)       (0.66)       (0.60)      (0.48)
 Net realized gain                                               (2.89)       (1.08)          --          --
 Tax return of capital                                              --           --           --          --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   (0.43)     $  4.30      $  2.32     $  3.34
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   33.10      $ 33.53      $ 29.23     $ 26.91
=============================================================================================================
Total return*                                                    10.22%       21.61%       10.87%      16.33%
Ratio of net expenses to average net assets+                      1.03%        1.04%        1.06%       1.08%
Ratio of net investment income to average net assets+             2.27%        2.27%        2.11%       2.07%
Portfolio turnover rate                                             14%          32%          14%         22%
Net assets, end of period (in thousands)                    $1,063,910     $840,640     $668,556    $600,835
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.02%        1.03%        1.06%       1.08%
 Net investment income                                            2.28%        2.28%        2.11%       2.07%
=============================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Equity Income Fund | Semiannual Report | 4/30/09  31

-------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended           Year
                                                            4/30/09         Ended
                                                            (unaudited)     10/31/08
-------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                         $   21.14      $  32.88
-------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $    0.30      $   0.57
 Net realized and unrealized gain (loss) on investments          (3.59)       (10.02)
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $   (3.29)     $  (9.45)
Distributions to shareowners:
 Net investment income                                           (0.19)        (0.44)
 Net realized gain                                                  --         (1.81)
 Tax return of capital                                              --         (0.04)
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   (3.48)     $ (11.74)
-------------------------------------------------------------------------------------
Net asset value, end of period                               $   17.66      $  21.14
=====================================================================================
Total return*                                                   (15.59)%      (30.58)%
Ratio of net expenses to average net assets+                      2.17%**       1.96%
Ratio of net investment income to average net assets+             2.65%**       1.83%
Portfolio turnover rate                                             15%**         19%
Net assets, end of period (in thousands)                     $  46,444      $ 66,530
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.17%**       1.96%
 Net investment income                                            2.65%**       1.83%
=====================================================================================

-----------------------------------------------------------------------------------------------------------
                                                            Year         Year         Year         Year
                                                            Ended        Ended        Ended        Ended
                                                            10/31/07     10/31/06     10/31/05     10/31/04
-----------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                         $ 33.32      $ 29.05      $ 26.75     $ 23.42
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $  0.51      $  0.47      $  0.38     $  0.35
 Net realized and unrealized gain (loss) on investments         2.38         5.26         2.26        3.23
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.89      $  5.73      $  2.64     $  3.58
Distributions to shareowners:
 Net investment income                                         (0.44)       (0.38)       (0.34)      (0.25)
 Net realized gain                                             (2.89)       (1.08)          --          --
 Tax return of capital                                            --           --           --          --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (0.44)     $  4.27      $  2.30     $  3.33
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 32.88      $ 33.32      $ 29.05     $ 26.75
===========================================================================================================
Total return*                                                   9.30%       20.55%        9.89%      15.34%
Ratio of net expenses to average net assets+                    1.90%        1.91%        1.93%       1.95%
Ratio of net investment income to average net assets+           1.42%        1.44%        1.24%       1.21%
Portfolio turnover rate                                           14%          32%          14%         22%
Net assets, end of period (in thousands)                    $134,618     $155,733     $157,889    $161,275
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.89%        1.90%        1.93%       1.95%
 Net investment income                                          1.43%        1.45%        1.24%       1.21%
===========================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Equity Income Fund | Semiannual Report | 4/30/09

-------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended           Year
                                                            4/30/09         Ended
                                                            (unaudited)     10/31/08
-------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $   21.04      $  32.75
-------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $    0.27      $   0.55
 Net realized and unrealized gain (loss) on investments          (3.53)        (9.94)
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $   (3.26)     $  (9.39)
Distributions to shareowners:
 Net investment income                                           (0.20)        (0.47)
 Net realized gain                                                  --         (1.81)
 Tax return of capital                                              --         (0.04)
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   (3.46)     $ (11.71)
-------------------------------------------------------------------------------------
Net asset value, end of period                               $   17.58      $  21.04
=====================================================================================
Total return*                                                   (15.51)%      (30.52)%
Ratio of net expenses to average net assets+                      2.01%**       1.87%
Ratio of net investment income to average net assets+             2.79%**       1.92%
Portfolio turnover rate                                             15%**         19%
Net assets, end of period (in thousands)                     $  69,641      $ 88,291
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     2.01%**       1.87%
 Net investment income                                            2.79%**       1.92%
=====================================================================================

-----------------------------------------------------------------------------------------------------------
                                                            Year         Year         Year        Year
                                                            Ended        Ended        Ended       Ended
                                                            10/31/07     10/31/06     10/31/05    10/31/04
-----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 33.20      $ 28.96      $ 26.68     $ 23.37
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $  0.46      $  0.45      $  0.38     $  0.29
 Net realized and unrealized gain (loss) on investments         2.44         5.29         2.28        3.29
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.90      $  5.74      $  2.66     $  3.58
Distributions to shareowners:
 Net investment income                                         (0.46)       (0.42)       (0.38)      (0.27)
 Net realized gain                                             (2.89)       (1.08)          --          --
 Tax return of capital                                            --           --           --          --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (0.45)     $  4.24      $  2.28     $  3.31
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 32.75      $ 33.20      $ 28.96     $ 26.68
===========================================================================================================
Total return*                                                   9.37%       20.66%        9.98%      15.40%
Ratio of net expenses to average net assets+                    1.82%        1.83%        1.86%       1.89%
Ratio of net investment income to average net assets+           1.48%        1.49%        1.31%       1.26%
Portfolio turnover rate                                           14%          32%          14%         22%
Net assets, end of period (in thousands)                    $157,553     $139,915     $121,479    $109,787
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.81%        1.82%        1.86%       1.89%
 Net investment income                                          1.49%        1.50%        1.31%       1.26%
===========================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Equity Income Fund | Semiannual Report | 4/30/09  33

-------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended          Year
                                                             4/30/09        Ended
                                                             (unaudited)    10/31/08
-------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $   21.45      $  33.34
-------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $    0.29      $   0.68
 Net realized and unrealized gain (loss) on investments          (3.56)       (10.09)
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $   (3.27)     $  (9.41)
Distributions to shareowners:
 Net investment income                                           (0.25)        (0.62)
 Net realized gain                                                  --         (1.81)
 Tax return of capital                                              --         (0.05)
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   (3.52)     $ (11.89)
-------------------------------------------------------------------------------------
Net asset value, end of period                               $   17.93      $  21.45
=====================================================================================
Total return*                                                   (15.27)%      (30.14)%
Ratio of net expenses to average net assets+                      1.52%**       1.33%
Ratio of net investment income to average net assets+             3.25%**       2.44%
Portfolio turnover rate                                             15%**         19%
Net assets, end of period (in thousands)                     $  59,186      $ 64,559
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.52%**       1.33%
 Net investment income                                            3.25%**       2.44%
=====================================================================================

--------------------------------------------------------------------------------------------------------
                                                            Year        Year        Year        Year
                                                            Ended       Ended       Ended       Ended
                                                            10/31/07    10/31/06    10/31/05    10/31/04
--------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                        $ 33.73     $ 29.39     $ 27.08     $ 23.71
--------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.54     $  0.51     $  0.39     $  0.44
 Net realized and unrealized gain (loss) on investments        2.63        5.51        2.48        3.38
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  3.17     $  6.02     $  2.87     $  3.82
Distributions to shareowners:
 Net investment income                                        (0.67)      (0.60)      (0.56)      (0.45)
 Net realized gain                                            (2.89)      (1.08)         --          --
 Tax return of capital                                           --          --          --          --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (0.39)    $  4.34     $  2.31     $  3.37
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 33.34     $ 33.73     $ 29.39     $ 27.08
========================================================================================================
Total return*                                                 10.10%      21.41%      10.64%      16.23%
Ratio of net expenses to average net assets+                   1.20%       1.23%       1.26%       1.17%
Ratio of net investment income to average net assets+          2.07%       2.00%       1.86%       1.98%
Portfolio turnover rate                                          14%         32%         14%         22%
Net assets, end of period (in thousands)                    $67,239     $26,140     $10,213     $ 2,072
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.19%       1.22%       1.26%       1.17%
 Net investment income                                         2.08%       2.01%       1.86%       1.98%
========================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Equity Income Fund | Semiannual Report | 4/30/09

-------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended          Year
                                                             4/30/09        Ended
                                                             (unaudited)    10/31/08
-------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $   21.41      $  33.28
-------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                       $    0.17      $   0.67
 Net realized and unrealized gain (loss) on investments          (3.36)        (9.89)
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $   (3.19)     $  (9.22)
Distributions to shareowners:
 Net investment income                                           (0.33)        (0.77)
 Net realized gain                                                  --         (1.81)
 Tax return of capital                                              --         (0.07)
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   (3.52)     $ (11.87)
-------------------------------------------------------------------------------------
Net asset value, end of period                               $   17.89      $  21.41
=====================================================================================
Total return*                                                   (14.95)%      (29.72)%
Ratio of net expenses to average net assets+                      0.74%**       0.72%
Ratio of net investment income to average net assets+             3.85%**       3.09%
Portfolio turnover rate                                             15%**         19%
Net assets, end of period (in thousands)                     $  61,910      $ 29,157
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     0.74%**       0.72%
 Net investment income                                            3.85%**       3.09%
=====================================================================================

-------------------------------------------------------------------------------------------------------
                                                            Year        Year        Year       Year
                                                            Ended       Ended       Ended      Ended
                                                            10/31/07    10/31/06    10/31/05   10/31/04
-------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                        $ 33.68     $ 29.35     $ 27.02    $ 23.65
-------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income                                      $  0.91     $  0.73     $  0.63    $  0.67
 Net realized and unrealized gain (loss) on investments        2.42        5.45        2.41       3.29
-------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  3.33     $  6.18     $  3.04    $  3.96
Distributions to shareowners:
 Net investment income                                        (0.84)      (0.77)      (0.71)     (0.59)
 Net realized gain                                            (2.89)      (1.08)         --         --
 Tax return of capital                                           --          --          --         --
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $ (0.40)    $  4.33     $  2.33    $  3.37
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 33.28     $ 33.68     $ 29.35    $ 27.02
=======================================================================================================
Total return*                                                 10.66%      22.10%      11.31%     16.88%
Ratio of net expenses to average net assets+                   0.66%       0.65%       0.66%      0.64%
Ratio of net investment income to average net assets+          2.66%       2.61%       2.51%      2.43%
Portfolio turnover rate                                          14%         32%         14%        22%
Net assets, end of period (in thousands)                    $11,471     $12,956     $ 6,611    $ 4,119
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.66%       0.65%       0.66%      0.64%
 Net investment income                                         2.66%       2.61%       2.51%      2.43%
=======================================================================================================

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios with no reduction for fees paid indirectly.
**   Annualized.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Equity Income Fund | Semiannual Report | 4/30/09  35

--------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended
                                                              4/30/09          Year Ended        7/6/07 (a)
                                                              (unaudited)      10/31/08          to 10/31/07
--------------------------------------------------------------------------------------------------------------
 Class Z
 Net asset value, beginning of period                         $  21.30         $  33.12          $  34.18
--------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations:
  Net investment income                                       $   0.33         $   0.80          $   0.24
  Net realized and unrealized loss on investments                (3.52)           (9.98)            (1.08)
--------------------------------------------------------------------------------------------------------------
    Net decrease from investment operations                   $  (3.19)        $  (9.18)         $  (0.84)
 Distributions to shareowners:
  Net investment income                                          (0.32)           (0.76)            (0.22)
  Net realized gain                                                 --            (1.81)               --
  Tax return of capital                                             --            (0.07)               --
--------------------------------------------------------------------------------------------------------------
 Net decrease in net asset value                              $  (3.51)        $ (11.82)         $  (1.06)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $  17.79         $  21.30          $  33.12
==============================================================================================================
 Total return*                                                  (15.00)%         (29.75)%           (2.46)%(b)
 Ratio of net expenses to average net assets+                     0.88%**          0.76%             0.67%**
 Ratio of net investment income to average net assets+            3.75%**          3.03%             2.26%**
 Portfolio turnover rate                                            15%**            19%               14%(b)
 Net assets, end of period (in thousands)                     $    191         $     75          $     97
 Ratios with reduction for fees paid indirectly:
  Net expenses                                                    0.88%**          0.76%             0.67%**
  Net investment income                                           3.75%**          3.03%             2.26%**
==============================================================================================================

(a)  Class Z shares were first publicly offered on July 6, 2007.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

36    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Notes to Financial Statements | 4/30/09 (unaudited)

1.   Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on July 6, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y and Class Z shareowners.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    37

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At April 30, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost, which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be

38    Pioneer Equity Income Fund | Semiannual Report | 4/30/09
     shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2008 was as follows:

     ----------------------------------------------
                                               2008
     ----------------------------------------------
     Distributions paid from:
     Ordinary income                   $ 27,415,604
     Long-term capital gain              78,306,950
     ----------------------------------------------
                                       $105,722,554
     Return of capital                    2,353,314
     ----------------------------------------------
       Total                           $108,075,868
     ==============================================

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2008:

     ----------------------------------------------
                                               2008
     ----------------------------------------------
     Distributable earnings:
     Undistributed ordinary income    $          --
     Capital loss carryforward          (45,139,749)
     Unrealized depreciation             (5,139,760)
     ----------------------------------------------
       Total                          $ (50,279,509)
     ==============================================

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax basis adjustments on partnerships and REIT holdings.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $29,432 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2009.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    39

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y and Class Z shares are not subject to a distribution plan (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, Class R, Class Y and Class Z shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

40    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. For the six months ended April 30, 2009, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Class Z expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2012 for Class Z shares.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $13,518 in management fees, administrative costs and certain other fees payable to PIM at April 30, 2009.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended April 30, 2009, such out of pocket expenses by class of shares were as follows:

Shareholder Communications:
Class A                              $297,523
Class B                                16,957
Class C                                47,757
Class R                                84,408
Class Y                                   721
Class Z                                    19
---------------------------------------------
  Total                              $447,385
=============================================

Included in "Due to affiliates" reflected on Statement of Assets and Liabilities is $207,262 in transfer agent fees and shareholder communications expense payable to PIMSS at April 30, 2009.

4.   Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    41
daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class
C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,786 in distribution fees payable to PFD at April 30, 2009.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2009, CDSCs in the amount of $61,886 were paid to PFD.

5.   Commission Recapture and Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2009, the Fund's expenses were reduced by $2,086 under such arrangements.

6.   Line Of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered

42    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less than the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2009, the Fund had no borrowings under this agreement.

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended April 30, 2009:

                    Beginning                     Corporate                    Ending
                    Balance        Purchases      Actions        Dividend      Balance
Affiliates          (shares)       (shares)       (shares)       Income        (shares)     Value
Gorman-Rupp Co.     988,195        --             --             $197,639      988,195      $21,048,554

8.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

                  Pioneer Equity Income Fund | Semiannual Report | 4/30/09    43

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

44    Pioneer Equity Income Fund | Semiannual Report | 4/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 29, 2009

* Print the name and title of each signing officer under his or her signature.